Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net profit	$ 247,002	$ 88,198	$ 362,599
Other comprehensive loss
Other comprehensive loss not to be reclassified to profit or loss in subsequent periods - Remeasurement of actuarial loss, net of amortization	(4,401)	(339)	(2,016)
Total comprehensive income for the year	$ 242,601	$ 87,859	$ 360,583